Share-Based Payment - Summary of Right to Acquire Shares for Price Originally Paid by Participant, Less an Applicable Discount (Detail)	12 Months Ended
Dec. 31, 2019
7-10 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	25.00%
Monthly Installments	Up to 120
3-7 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	20.00%
Monthly Installments	Up to 60
0-3 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount	15.00%
Monthly Installments	Up to 36
Bottom of range [member] | 7-10 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	7 years
Bottom of range [member] | 3-7 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	3 years
Bottom of range [member] | 0-3 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	0 years
Top of range [member] | 7-10 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	10 years
Top of range [member] | 3-7 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	7 years
Top of range [member] | 0-3 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time remaining to the end of the Lock-up period	3 years